Financial Instruments - Unobservable Input Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gross transfers into level 3	$ 11.1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Included in earnings	(15.6)		(55.2)
Purchases	0.4
Sales	(39.7)
Purchases, sales and maturities			20.0
Transfers into (out of) Level 3	(1.1)		(77.5)
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Transfers into (out of) Level 3
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	268.3		483.5
Included in earnings	1.6		11.4
Included in other comprehensive income	3.3		24.9
Other	(11.5)	[1]	(6.2)	[1]
Purchases	63.3
Sales	(42.8)
Settlements	(42.5)
Purchases, sales and maturities			(172.1)
Transfers into (out of) Level 3	(20.7)		(73.2)
Ending balance	219.0		268.3
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	(0.2)		(0.9)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	17.7
Fair Value, Measurements, Recurring [Member] | Foreign Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	54.9		199.0
Included in earnings	1.0		8.2
Included in other comprehensive income	(0.8)		(2.3)
Other	(0.9)	[1]	0.5	[1]
Purchases	35.1
Sales	(24.5)
Settlements	(1.3)
Purchases, sales and maturities			(83.6)
Transfers into (out of) Level 3	(14.1)		(66.9)
Ending balance	49.4		54.9
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	0		0
Fair Value, Measurements, Recurring [Member] | Other Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			156.4
Included in earnings			4.1
Included in other comprehensive income			27.1
Other			(5.9)	[1]
Purchases, sales and maturities			(24.1)
Transfers into (out of) Level 3			(4.9)
Ending balance			152.7
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			(0.9)
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	36.9
Included in earnings	3.4
Included in other comprehensive income	1.9
Other	0	[1]
Purchases	0
Sales	0
Settlements	(12.7)
Transfers into (out of) Level 3	0
Ending balance	29.5
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	0
Fair Value, Measurements, Recurring [Member] | Domestic Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance			128.1
Included in earnings			(0.9)
Included in other comprehensive income			0.1
Other			(0.8)	[1]
Purchases, sales and maturities			(64.4)
Transfers into (out of) Level 3			(1.4)
Ending balance			60.7
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income			0
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	37.9
Included in earnings	0
Included in other comprehensive income	0
Other	(6.4)	[1]
Purchases	5.5
Sales	(0.3)
Settlements	0
Transfers into (out of) Level 3	0
Ending balance	36.7
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	0
Fair Value, Measurements, Recurring [Member] | Other [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	138.6
Included in earnings	(2.8)
Included in other comprehensive income	2.2
Other	(4.2)	[1]
Purchases	22.7
Sales	(18.0)
Settlements	(28.5)
Transfers into (out of) Level 3	(6.6)	[2]
Ending balance	103.4
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Amount of Level 3 net unrealized losses included in net income	(0.2)
Foreign Corporate Debt Securities [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	$ 14.1

[1]	Reflects realized and unrealized capital gains and losses on investments supporting our experience-rated and discontinued products, which do not impact our operating results.
[2]	Gross transfers into Level 3 during 2011 include $11.1 million of Other financial assets. Gross transfers out of Level 3 during 2011 include $17.7 million of Other financial assets and $14.1 million of Foreign Securities.